INCOME TAXES (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Federal
Current	$ 0	$ 0
Deferred	(550,708)	(294,558)
State and local
Current	0	0
Deferred	(154,199)	(51,114)
Change in valuation allowance	704,907	345,672
Income tax provision (benefit)	$ 0	$ 0